                                                           OMB APPROVAL
                                                    OMB Number:         3235-006
                    UNITED STATES                   Expires:   February 28, 1997
           SECURITIES AND EXCHANGE COMMISSION       Estimated average burden
                WASHINGTON, D.C. 20549              hours per response.....24.60

                         FORM 13F                           SEC USE ONLY

                                                    ----------------------------


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended June 30, 1999.

- -------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
- -------------------------------------------------------------------------------

If amended report check here: [ ]

CATALYST INVESTMENT MANAGEMENT CO., L.L.C.
- -------------------------------------------------------------------------------#
Name of Institutional Investment Manager                                       1

909 MONTGOMERY STREET, SUITE 102      SAN FRANCISCO        CA          94133   #
- -------------------------------------------------------------------------------2
Business Address       (Street)           (City)         (State)       (Zip)

PAUL W. JONES                 415-677-1520             MANAGER
- -------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit this Report.


- ---------------------------------- ATTENTION ----------------------------------

       INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL
         CRIMINAL VIOLATIONS. SEC 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
- -------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of SAN FRANCISCO and State of CALIFORNIA on the 28th day of JULY, 1999.

                                      CATALYST INVESTMENT MANAGEMENT CO., L.L.C.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)


                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                          13F File No.:  #  Name:                          13F File No.:   #
- -----------------------------  ---------------3  -----------------------------  --------------- 3
1.                                               6.
- -----------------------------  ---------------   -----------------------------  ---------------
2.                                               7.
- -----------------------------  ---------------   -----------------------------  ---------------
3.                                               8.
- -----------------------------  ---------------   -----------------------------  ---------------
4.                                               9.
- -----------------------------  ---------------   -----------------------------  ---------------
5.                                               10.
- -----------------------------  ---------------   -----------------------------  ---------------

                                                                 SEC 1685 (5/91)

Conifer Securities, LLC
FORM 13F
June 30, 1999
CIMCO

                                                  Title
                                                  of
Security                                          Class                 CUSIP                 Market Value        Quantity
- --------                                          -----                 -----                 ------------        --------

COMMON  STOCK
- -------------
AIRTOUCH COMMUNICATIONS INC                       COM                   00949T100                8686000          80800
AMERICAN BANKERS INSUR GRP                        COM                   024456105              1360937.5          25000
AMERICAN MEDICAL SECURITY GROUP                   COM                   02744P101                 238050          27600
AMERITECH CORP NEW                                COM                   030954101                 735000          10000
AMFM INCORPORATED                                 COM                   158915108                2205000          40000
APCOA PARKING AG                                  COM                   037537107                 640625          50000
APPLIED POWER INC                                 COM                   038225108                 546250          20000
ARMCO INC                                         COM                   042170100                 662500         100000
ASSOCIATED GROUP CL B                             COM                   045651205             4048143.75          62100
AVISTA CORP                                       COM                   05379B107                1018875          62700
AVONDALE INDS                                     COM                   054350103                 780000          20000
BALLARD MED PRODS                                 COM                   058566100               349687.5          15000
BANK OF COMMERCE                                  COM                   061589107                 815000          40000
BAXTER INTL INC CONTINGENT PAYMENT RIGHT          COM                   071813125                      0          25000
BROWNING FERRIS INDS                              COM                   115885105                5473900         127300
CABLEVISION SYSTEMS INC                           COM                   12686C109                3150000          45000
CAPSTAR BROADCASTING CORP-CL A                    COM                   14067G105              2214637.5          80900
CELADON GROUP                                     COM                   150838100                 138550          16300
CELLULAR COMMUNICATIONS OF PR                     COM                   15116N108                1741350          61100
CENTENNIAL HLTHCR CORP                            COM                   150937100              132031.25          25000
CENTRAL SPRINKLERS CORP                           COM                   155184104                 563750          20000
CENTURY COMMUNICATIONS CORP                       COM                   156503104                3962900          86150
CMP GROUP INC                                     COM                   125887109               916562.5          35000
COACH USA INC                                     COM                   18975L106                2096875          50000
COLONIAL GAS CO                                   COM                   195674106                 333000           9000
CONVERGYS CORP.                                   COM                   212485106                 968750          50000
CUNO INC                                          COM                   126583103              1317712.5          68900
DATA PROCESSING RES                               COM                   237823109                 818125          35000

                                                                                         ---------------
Page Total                                                                                    45914212.5
DEVELOPERS DVSFD RLTY                             COM                   251591103                 421875          25000
DIALOGIC CORP                                     COM                   252499108                1535625          35000
EMCOR GROUP INC.                                  COM                   29084Q100                1259375          50000
EMPIRE DIST ELEC                                  COM                   291641108               390937.5          15000
EQUITY OFFICE PPTYS                               COM                   294741103                 768750          30000
EVEREN CAPITAL CORP                               COM                   299761106                1490625          50000
EXECUTIVE RISK INC                                COM                   301586103             3530093.75          41500

FEDERAL MOGUL CORP                                  COM                   313549107                          1040000          20000
FOX ENTERTAINMENT GROUP                             COM                   35138T107                         673437.5          25000
FRONTIER CORP                                       COM                   35906P105                        3511637.5          59900
GLOBAL CROSSING LTD                                 COM                   G3921A100                          1278750          30000
GULF STREAM AEROSPACE CORP.                         COM                   402734107                       5573906.25          82500
HEALTHEON CORP                                      COM                   422209106                          1001000          13000
HOLOPHANE CORP                                      COM                                                       571875          15000
INTL COMFORT PRODUCTS                               COM                   458978103                           455000          40000
INTL SPECIALTY PRODUCTS                             COM                   460337108                         262837.5          25800
IXC COMMUNICATIONS INC                              COM                   450713102                       3046718.75          77500
KING WORLD PRODTNS                                  COM                   495667107                       1234103.12          35450
KN ENERGY INC                                       COM                   482620101                           478825          35800
LIFELINE SYS INC                                    COM                   532192101                           423500          22000
LONG BEACH FINANCIAL CORP                           COM                   542446109                           734375          50000
MARSHALL INDUSTRIES                                 COM                   572393106                          1078125          30000
MASOTECH INC                                        COM                   574670105                          1585350          93600
MASTER GRAPHICS INC                                 COM                   576346100                         126637.5          30700
MILLICOM INTL CELLULAR                              COM                   L6388F102                          1896300          60200
MOBIL OIL CORP                                      COM                   607059102                          1481250          15000
NALCO CHEMICAL CO                                   COM                   629853102                          1037500          20000
NEW ENGLAND ELEC SYS                                COM                   644001109                          2756875          55000
NEWBRIDGE NETWORKS CORP.                            COM                   650901101                           862500          30000
NEXTERA ENTERPRISES                                 COM                   65332E101                        209218.75          32500
NHP NATIONAL HEALTH                                 COM                   638620104                           953125          50000

                                                                                                    ----------------
Page Total                                                                                               41670128.12
NORTH CAROLINA NATURAL GAS CORP                     COM                   658221106                       1095109.37          32150
ORCAD INC                                           COM                   685568107                         570937.5          45000
OUTDOOR SYSTEMS INC                                 COM                   690057104                           365000          10000
PALL CORP                                           COM                   696429307                        734406.25          33100
PAREXEL INTL                                        COM                   699462107                          1709325         128400
PAYMENTECH                                          COM                   704384106                        1250987.5          49300
PERFORMANCE SYSTEMS INTERNATIONAL                   COM                   74437C101                          1310625          30000
POOL ENERGY SVCS CO                                 COM                   732788104                        457031.25          22500
QWEST COMMUNICATION INTERNATIONAL INC               COM                   749121109                           330625          10000
RALSTON PURINA CO                                   COM                   751277302                           608750          20000
RAYCHEM                                             COM                   754603108                          3962700         107100
RENTAL SERVICE CORP                                 COM                   76009V102                          2719375          95000
REPUBLIC NY CORP                                    COM                   760719104                          1363750          20000
SKYTEL COMM INC                                     COM                   83087Q104                           837500          40000
SOUTHWEST GAS CORP                                  COM                   844895102                        2567662.5          89700
STANFORD TELECOMMUNICATIONS                         COM                   854402104                           888750          30000
STONERIDGE INC                                      COM                   86183P102                           910000          65000
SUPERIOR SVCS INC                                   COM                   868316100                          1062500          40000
SUPERTEL HOSPITALITY                                COM                   868524109                         179062.5          15000
SYNETIC INC                                         COM                   87160F109                           343750           5000
TCI SATELLITE ENT                                   COM                   872298104                           440625         150000
TELEBANC FINANCIAL CORP                             COM                   87925R109                           809875          20900
TENFOLD CORP                                        COM                   88033A103                           635000          20000

TEXAS MICRO INC                   COM                   88255T103                           187500          25000
TJ INTL INC                       COM                   872534102                           465000          15000
TRANSAMERICA CORP                 COM                   893485102                          5801250          77350
TV GUIDE INC                      COM                   87307Q109                           915625          25000
U.S. WEST MEDIA GROUP             COM                   58440J104                       5053781.25          67950
UNITED GLOBAL 7% PFD              COM                                                      1507500          30000
UNITED RENTALS INC                COM                   911363109                          4012000         136000
US WEST INC.                      COM                   91273H101                          2332375          39700

                                                                                  ----------------
Page Total                                                                             45428378.12
USAI NETWORKS INC                 COM                   902984103                          1003125          25000
UST CORP                          COM                   902900109                          1210000          40000
VARIAN ASSOC INC                  COM                   922206107                        1545312.5         115000
VWR SCIENTIFIC PRODS INC          COM                   918435108                          1100625          30000
WESTERN WATER CO                  COM                   959881103                           140000          40000
WHITAKER CORP                     COM                                                      1120000          40000
WHX CORP PFD B                    COM                   929248300                         645712.5          20100
WYMAN GORDON CO                   COM                   983085101                        565856.25          29300
YANKEE ENERGY                     COM                                                    1389062.5          35000
                                                                                  ----------------
                                                                                       141732412.5

SHORT STOCK
- -----------
AEGON NV                          COM                   007924103                        206637.39         -17275
AMFM INCORPORATED                 COM                   158915108                        -511896.1         -40450
AT & T LIBERTY MEDIA GROUP A      COM                   001957208                        -307892.2         -77000
CHUBB CORPORATION                 COM                   171232101                        -664167.9         -51250
GENERAL DYNAMICS CORP             COM                   369550108                          -375771         -82500
GLOBAL CROSSING LTD               COM                   G3921A100                         414904.7         -30000
HEALTHEON CORP                    COM                   422209106                       -395120.01         -13000
NABORS INDUSTRIES                 COM                   629568106                        -249952.7         -23100
VODAPHONE GROUP PLC               COM                   92857T107                       -218478.74         -40400
                                                                                  ----------------
                                                                                       -2101736.57

                                                                                  ----------------
GRAND TOTAL                                                                            139630675.9
                                                                                  ================

                                                                                  ----------------
Page Total                                                                              6617957.18